OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of other income (expense), net, were as follows:

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
	2014	2013	2012	2012
Foreign exchange gain (loss) on working capital balances	$3.5	$5.5	$0.4	$(7.9)
Gain (loss) on disposal of property, plant and equipment	–	0.6	(0.5)	6.7
Gain on disposal of non-core assets[1]	2.4	8.1	–	–
Loss on redemption of Floating Rate Notes	(2.4)	–	–	–
Loss on purchase of Floating Rate Notes	–	(2.3)	–	–
Gain (loss) on derivative financial instruments	(2.2)	0.1	–	(1.2)
Gain on purchase of senior secured notes	1.4	–	–	–
Loss on settlement of Snowflake union pension liability	(1.2)	–	–	–
Settlement gain on special pension portability election	–	2.6	–	–
Other	(0.3)	(0.3)	0.2	(0.2)
	$1.2	$14.9	$0.1	$(2.6)

1 For the year ended December 31, 2014, the gain on disposal of non-core assets includes gains on the sale of Poplar Farm lands ($0.3 million) and of our interest in PRSC Limited Partnership and PRSC Land Development, including repayment of the mortgage receivable ($2.1 million). For the year ended December 31, 2013, the gain on the disposal of non-core assets included gains on the sale of the Elk Falls site ($3.1 million) and our interest in Powell River Energy ($5.3 million), partially offset by a loss on the sale of poplar land ($0.3 million).